Income Taxes - Components of the Company's Deferred Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax basis of property, equipment and other assets over book basis	$ 58,080	$ 62,663
Net operating loss carryforwards	21,298	14,926
Deferred income	10,193	10,295
Deferred rent	6,515	5,594
Equity compensation accruals	3,894	2,645
Compensation and other accruals	2,842	2,682
Tax basis of goodwill and intangible property over book	1,881	1,488
Basis difference in investee	1,056	2,809
Alternative minimum tax credit carryforwards	779	779
Total deferred tax asset	$ 106,538	$ 103,881